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
THE DIRECTOR SOLUTION (SERIES I/IR)                      FILE NO. 333 -69485
THE DIRECTOR SOLUTION PLUS (SERIES I/IR)                 FILE NO. 333 -91925
THE DIRECTOR SOLUTION OUTLOOK (SERIES I/IR)              FILE NO. 333 -39612
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                              SEPARATE ACCOUNT TWO
                        HARTFORD LIFE INSURANCE COMPANY

    SUPPLEMENT DATED SEPTEMBER 28, 2006 TO THE PROSPECTUS DATED MAY 1, 2006
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             SUPPLEMENT DATED SEPTEMBER 28, 2006 TO YOUR PROSPECTUS

On September 29, 2006, BlackRock, Inc., consummated a transaction with Merrill Lynch & Co., Inc., whereby Merrill Lynch & Co., Inc.'s investment management business combined with that of BlackRock, Inc. to create a new independent company.

As a result, effective October 2, 2006, the following changes take place in your prospectus:

All references to FAM Variable Series Funds, Inc. is changed to BlackRock Variable Series Funds, Inc.

All references to Mercury Global Growth V.I. Fund is changed to BlackRock Global Growth V.I. Fund.

All references to Mercury Large Cap Growth V.I. Fund is changed to BlackRock Large Cap Growth V.I. Fund.

The information for the Mercury Global Growth V.I. Fund Sub-Account and the Mercury Large Cap Growth Fund Sub-Account in the table under "The Funds" in the "General Contract Information" section of the prospectus is deleted and replaced with the following:

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
BLACKROCK GLOBAL GROWTH V.I. FUND           BlackRock Advisors, LLC (sub-advised by      Long-term growth of capital
SUB-ACCOUNT (formerly Mercury Global        BlackRock Investment Management, LLC)
Growth V.I. Fund Sub-Account) which
purchases Class I shares of the BlackRock
Global Growth V.I. Fund of the BlackRock
Variable Series Funds, Inc. (formerly FAM
Variable Series Funds, Inc.)
BLACKROCK LARGE CAP GROWTH V.I. FUND        BlackRock Advisors, LLC (sub-advised by      Long-term capital growth
SUB-ACCOUNT (formerly Mercury Large Cap     BlackRock Investment Management, LLC)
Growth V.I. Fund Sub-Account) which
purchases Class I shares of the BlackRock
Large Cap Growth V.I. Fund of BlackRock
Variable Series Funds, Inc. (formerly FAM
Variable Series Funds, Inc.)
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  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6043